Offerings	Sep. 26, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares of beneficial interest, par value $0.001 per share
Maximum Aggregate Offering Price	$ 496,967,020
Fee Rate	0.01476%
Amount of Registration Fee	$ 73,352.33
Offering Note
(1)	Calculated in accordance with Rule 457(o), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)
Certain of the securities being offered under this prospectus supplement represent unsold securities previously registered on the prospectus supplement filed pursuant to Rule 424(b)(2) on March 28, 2024 (the “Prior Prospectus Supplement”), and the accompanying prospectus dated July 25, 2022, pursuant to a Registration Statement on Form
N-2ASR
(File
No. 333-266323)
(the “Prior Registration Statement”) filed with the Securities and Exchange Commission, on July 25, 2022. As of the date hereof, the maximum aggregate offering amount of the unsold securities registered pursuant to the Prior Prospectus Supplement (the “Unsold Securities”) is $3,032,980. In connection with the registration of the Unsold Securities, the registrant paid a registration fee of $447.67, which will be applied to the Unsold Securities that are being offered pursuant to this prospectus supplement. The registrant has terminated any offering that included the Unsold Securities under the Prior Registration Statement.

Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares of beneficial interest, par value $0.001 per share
Maximum Aggregate Offering Price	$ 3,032,980
Carry Forward Form Type	N-2
Carry Forward File Number	333-266323
Carry Forward Initial Effective Date	Jul. 26, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 447.67
Offering Note
(1)	Calculated in accordance with Rule 457(o), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)
Certain of the securities being offered under this prospectus supplement represent unsold securities previously registered on the prospectus supplement filed pursuant to Rule 424(b)(2) on March 28, 2024 (the “Prior Prospectus Supplement”), and the accompanying prospectus dated July 25, 2022, pursuant to a Registration Statement on Form
N-2ASR
(File
No. 333-266323)
(the “Prior Registration Statement”) filed with the Securities and Exchange Commission, on July 25, 2022. As of the date hereof, the maximum aggregate offering amount of the unsold securities registered pursuant to the Prior Prospectus Supplement (the “Unsold Securities”) is $3,032,980. In connection with the registration of the Unsold Securities, the registrant paid a registration fee of $447.67, which will be applied to the Unsold Securities that are being offered pursuant to this prospectus supplement. The registrant has terminated any offering that included the Unsold Securities under the Prior Registration Statement.